Basis of preparation (Details Narrative) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basis Of Preparation
Loss from operations	£ 3,570	£ 3,060
Negative cash flows from operating activities	3,880	£ 3,540
Accumulated deficit	138,970
Cash and cash equivalents	£ 5,230